Intangible Assets	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 3 – Intangible Assets

Intangible assets as of May 31, 2024, and February 29, 2024 consisted of the following:

	May 31, 2024	February 29, 2024
Software Development	$6,771,433	$6,602,028
Software Licenses	789,576	789,576
Trademark	6,283	6,283
Total	7,567,292	7,397,887
Accumulated amortization	(5,510,704)	(5,224,467)
Intangible assets, net of amortization	$2,056,588	$2,173,420

Amortization expense for the three months ended May 31, 2024, and May 31, 2023 was $286,237 and $329,033, respectively.

During the three months ended May 31, 2024 and 2023, the Company recorded no impairment losses associated with the carrying value exceeding its recoverable amount.

The estimated aggregate amortization expense for years ending February 28 is as follows:

2025 (Remaining)	$295,823
2026	313,329
2027	270,728
2028	2,958
Thereafter	-
$882,838

NOTE 7 - Intangible Assets

Intangible assets as of February 29, 2024, and February 28, 2023 consisted of the following:

	February 29, 2024	February 28, 2023
Software Development	$6,602,028	$5,908,353
Software Licenses	789,576	467,576
Trademark	6,283	6,283
Total	7,397,887	6,382,212
Accumulated amortization	(5,224,467)	(3,774,542)
Intangible assets, net of amortization	$2,173,420	$2,607,670

Amortization expense for the years ended February 29, 2024, and February 28, 2023 was $1,449,925 and $676,853, respectively, and recorded in operating expenses.

During the years ended February 29, 2024, and February 28, 2023, the Company recorded no impairment losses associated with the carrying value exceeding its recoverable amount.

The estimated aggregate amortization expense for each of the succeeding years ending February 28 is as follows:

2025	$660,578
2026	172,152
2027	12,498
Thereafter	-

$845,228